Long-Term Debt	12 Months Ended
Mar. 31, 2013
Long-Term Debt

9.  Long-Term Debt

At 31 March 2013, the Company’s credit facilities consisted of:

Description	Effective Interest Rate	Total Facility	Principal Drawn
(US$ millions)

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until February 2014	-	$50.0	$-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until March 2016	-	50.0	-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until April 2016	-	190.0	-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until March 2017	-	40.0	-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until April 2017	-	75.0	-

Total		$405.0	$-

The Company replaced term facilities of US$230.0 million, which matured in February and March 2013, with new facilities totaling US$355.0 million; US$50.0 million of these facilities mature in March 2016, US$190.0 million mature in April 2016, US$40.0 million mature in March 2017 and US$75.0 million mature in April 2017, as noted in the table above.

At 31 March 2013, no amounts were drawn under the combined facilities. The weighted average interest rate on the Company’s total outstanding debt was nil at 31 March 2013 and 2012, respectively, and the weighted average term of all debt facilities is 3.1 years at 31 March 2013. The weighted average fixed interest rate on the Company’s interest rate swap contracts is set forth in Note 12.

The Company draws down and repays amounts available under its term facilities throughout the financial year. During the year ended 31 March 2013, the Company drew down and repaid US$330.0 million under the Company’s term facilities.

For all facilities, the interest rate is calculated two business days prior to the commencement of each draw-down period based on the US$ LIBOR plus the margins of individual lenders and is payable at the end of each draw-down period.

At 31 March 2013, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortisation, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited and excluding assets, liabilities and other balance sheet items of the AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, Amaba, Amaca, ABN 60 and Marlew Mining Pty Limited, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of the Performing Subsidiary and the Company under the AFFA.